Analysis of Assets and Liabilities by Financial Instrument Classification (Details) - Schedule of Classification of Financial Assets and Financial Liabilities - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Loans to related party [Member]
Financial assets (at amortized cost)
Financial assets	R 28,200	R 25,800
Trade and other receivables (excludes prepayments and other taxes) [Member]
Financial assets (at amortized cost)
Financial assets	931,495	394,152
Cash and cash equivalents [Member]
Financial assets (at amortized cost)
Financial assets	459,527	965,790
Total financial assets (at amortized cost) [Member]
Financial assets (at amortized cost)
Financial assets	1,419,222	1,385,742
Other Financial Asset [Member]
Financial assets (at fair value)
Other financial assets		388
Loans from related parties [Member]
Financial assets (at fair value)
Financial liabilities	924	607
Trade and other payables (excludes other taxes) [Member]
Financial assets (at fair value)
Financial liabilities	398,153	329,481
Term loans [Member]
Financial assets (at fair value)
Financial liabilities	48,179	59,947
Bank overdraft [Member]
Financial assets (at fair value)
Financial liabilities	23,362	40
Total financial liabilities (other financial liabilities) [Member]
Financial assets (at fair value)
Financial liabilities	R 470,618	R 390,075